Revenues - Schedule of Revenues Disaggregated (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Revenues Disaggregated [Line Items]
Net revenues		¥ 413,024	$ 59,062	¥ 406,399	¥ 379,821
Revenues		413,024	59,062	406,399	379,821
Subscription revenue from users [Member]
Schedule of Revenues Disaggregated [Line Items]
Net revenues		55,872	7,990	70,439	113,669
Licensing revenues from content aggregators and distributors [Member]
Schedule of Revenues Disaggregated [Line Items]
Net revenues		257,760	36,859	221,415	188,853
Revenue from content sold to hardware manufacturers [Member]
Schedule of Revenues Disaggregated [Line Items]
Net revenues		39,520	5,651	52,258	36,385
Revenue from sales of digital educational hardware devices [Member]
Schedule of Revenues Disaggregated [Line Items]
Net revenues		45,542	6,512	46,033	40,914
Other revenue [Member]
Schedule of Revenues Disaggregated [Line Items]
Net revenues	[1]	14,330	2,050	16,254
Revenue recognized over time [Member]
Schedule of Revenues Disaggregated [Line Items]
Revenues		82,319	11,772	70,439	113,669
Revenue recognized at a point of time [Member]
Schedule of Revenues Disaggregated [Line Items]
Revenues		¥ 330,705	$ 47,290	¥ 335,960	¥ 266,152

[1]	Other revenue primarily represents provision of online public sentiment monitoring service and public relation service to the main broadcast operators which commenced in 2024 and the revenue is recognized at the point in time when the quarterly statement is mutually agreed upon between the Company and the customers.